Schedule of Investments(a)
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.61%
Aerospace & Defense–3.35%
Airbus S.E. (France)	45,337	$5,895,408
Boeing Co. (The)	12,131	4,615,482
L3Harris Technologies, Inc.	30,588	6,381,880
Lockheed Martin Corp.	8,152	3,179,769
		20,072,539
Agricultural & Farm Machinery–0.51%
Deere & Co.	18,265	3,080,940
Application Software–4.41%
Adobe, Inc.(b)	23,679	6,541,323
salesforce.com, inc.(b)	118,245	17,552,288
Splunk, Inc.(b)	20,273	2,389,376
		26,482,987
Asset Management & Custody Banks–2.48%
Apollo Global Management, Inc.	188,950	7,146,089
Carlyle Group L.P. (The)(c)	86,497	2,210,863
KKR & Co., Inc., Class A	136,764	3,672,113
Legg Mason, Inc.	48,561	1,854,545
		14,883,610
Biotechnology–0.53%
Alnylam Pharmaceuticals, Inc.(b)	17,047	1,370,920
Bluebird Bio, Inc.(b)	4,088	375,360
Moderna, Inc.(b)(c)	60,927	969,958
Sage Therapeutics, Inc.(b)	3,486	489,051
		3,205,289
Commodity Chemicals–0.31%
LyondellBasell Industries N.V., Class A	20,872	1,867,418
Consumer Electronics–1.20%
Sony Corp. (Japan)	122,200	7,180,534
Data Processing & Outsourced Services–8.73%
Fiserv, Inc.(b)	58,870	6,098,343
Mastercard, Inc., Class A	53,605	14,557,510
PayPal Holdings, Inc.(b)	85,206	8,826,490
Visa, Inc., Class A	133,098	22,894,187
		52,376,530
Distillers & Vintners–0.72%
Constellation Brands, Inc., Class A	20,920	4,336,298
Diversified Support Services–1.69%
Cintas Corp.	29,406	7,883,749
IAA, Inc.(b)	54,026	2,254,505
		10,138,254
Shares		Value
Environmental & Facilities Services–1.46%
Republic Services, Inc.	28,618	$2,476,888
Waste Management, Inc.	54,713	6,291,995
		8,768,883
Financial Exchanges & Data–1.32%
London Stock Exchange Group PLC (United Kingdom)	40,618	3,647,746
S&P Global, Inc.	17,489	4,284,455
		7,932,201
Health Care Equipment–5.12%
Abbott Laboratories	72,482	6,064,569
Boston Scientific Corp.(b)	156,480	6,367,171
Intuitive Surgical, Inc.(b)	9,991	5,394,441
Stryker Corp.	14,033	3,035,338
Teleflex, Inc.	23,627	8,027,273
Zimmer Biomet Holdings, Inc.	13,308	1,826,789
		30,715,581
Home Improvement Retail–4.09%
Home Depot, Inc. (The)	9,630	2,234,353
Lowe’s Cos., Inc.	202,615	22,279,545
		24,513,898
Hotels, Resorts & Cruise Lines–2.36%
Norwegian Cruise Line Holdings Ltd.(b)	47,662	2,467,462
Royal Caribbean Cruises Ltd.	108,032	11,703,106
		14,170,568
Industrial Conglomerates–0.47%
Roper Technologies, Inc.	7,976	2,844,242
Industrial Gases–0.61%
Air Products and Chemicals, Inc.	16,539	3,669,343
Industrial Machinery–0.22%
Stanley Black & Decker, Inc.	9,273	1,339,114
Interactive Home Entertainment–7.21%
Activision Blizzard, Inc.	334,144	17,682,900
Electronic Arts, Inc.(b)	65,243	6,382,070
Nintendo Co., Ltd. (Japan)	41,600	15,488,150
Take-Two Interactive Software, Inc.(b)	29,470	3,693,770
		43,246,890
Interactive Media & Services–10.51%
Alphabet, Inc., Class A(b)	27,869	34,031,951
Facebook, Inc., Class A(b)	163,144	29,052,683
		63,084,634
Internet & Direct Marketing Retail–12.37%
Alibaba Group Holding Ltd., ADR (China)(b)	108,322	18,114,688

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Shares		Value
Internet & Direct Marketing Retail–(continued)
Amazon.com, Inc.(b)	27,639	$47,978,817
Booking Holdings, Inc.(b)	3,682	7,226,330
Farfetch Ltd., Class A (United Kingdom)(b)	108,050	933,552
		74,253,387
Investment Banking & Brokerage–0.43%
Goldman Sachs Group, Inc. (The)	12,409	2,571,517
Life Sciences Tools & Services–4.21%
Avantor, Inc.(b)	119,307	1,753,813
Illumina, Inc.(b)	31,858	9,691,841
IQVIA Holdings, Inc.(b)	46,540	6,952,145
Thermo Fisher Scientific, Inc.	23,529	6,853,292
		25,251,091
Managed Health Care–1.73%
Anthem, Inc.	12,231	2,936,663
UnitedHealth Group, Inc.	34,327	7,459,944
		10,396,607
Movies & Entertainment–1.50%
Netflix, Inc.(b)	23,917	6,400,668
Vivendi S.A. (France)	94,870	2,605,353
		9,006,021
Oil & Gas Refining & Marketing–0.86%
Marathon Petroleum Corp.	84,947	5,160,530
Packaged Foods & Meats–1.38%
Tyson Foods, Inc., Class A	95,815	8,253,504
Pharmaceuticals–1.68%
Novo Nordisk A/S, Class B (Denmark)	28,416	1,467,261
Zoetis, Inc.	68,961	8,591,851
		10,059,112
Railroads–1.08%
Canadian Pacific Railway Ltd. (Canada)	13,260	2,949,819
Union Pacific Corp.	21,613	3,500,874
		6,450,693
Semiconductor Equipment–2.78%
Applied Materials, Inc.	214,763	10,716,674
ASML Holding N.V., New York Shares (Netherlands)	24,036	5,971,023
		16,687,697
Semiconductors–2.24%
Broadcom, Inc.	12,432	3,432,102
NVIDIA Corp.	11,322	1,970,821
QUALCOMM, Inc.	105,562	8,052,269
		13,455,192
Shares		Value
Specialty Chemicals–0.56%
Sherwin-Williams Co. (The)	6,087	$3,347,059
Systems Software–6.75%
Microsoft Corp.	200,464	27,870,510
Palo Alto Networks, Inc.(b)	36,476	7,434,903
ServiceNow, Inc.(b)	20,411	5,181,332
		40,486,745
Technology Hardware, Storage & Peripherals–2.35%
Apple, Inc.	62,872	14,081,442
Tobacco–2.03%
Philip Morris International, Inc.	160,550	12,190,561
Trucking–0.36%
Lyft, Inc., Class A(b)	33,318	1,360,707
Uber Technologies, Inc.(b)(c)	26,392	804,164
		2,164,871
Total Common Stocks & Other Equity Interests (Cost $327,734,138)		597,725,782
Money Market Funds–0.63%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)	1,313,079	1,313,078
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)	937,742	938,024
Invesco Treasury Portfolio, Institutional Class, 1.79%(d)	1,500,661	1,500,661
Total Money Market Funds (Cost $3,751,763)		3,751,763
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.24% (Cost $331,485,901)		601,477,545
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.43%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)(e)	1,933,356	1,933,356
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)(e)	644,259	644,452
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,577,821)		2,577,808
TOTAL INVESTMENTS IN SECURITIES–100.67% (Cost $334,063,722)		604,055,353
OTHER ASSETS LESS LIABILITIES—(0.67)%		(3,993,396)
NET ASSETS–100.00%		$600,061,957
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2019.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$561,441,330	$36,284,452	$—	$597,725,782
Money Market Funds	6,329,571	—	—	6,329,571
Total Investments	$567,770,901	$36,284,452	$—	$604,055,353
Invesco V.I. American Franchise Fund